Share-Based Compensation	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 10—Share-Based Compensation
(A) Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Years Ended March 31,
	2022	2021
Share-based compensation expense recognized as:
R&D expenses	$63,735	$22,637
G&A expenses	501,221	62,321

Total	$564,956	$84,958

The achievement of the liquidity event vesting condition for certain equity instruments upon the closing of the Business Combination resulted in the recognition of a one-time
catch-up
expense of $372.9 million in September 2021 relating to cumulative service rendered between the grant date of the respective awards and completion of the Business Combination. This one-time
catch-up
expense is reflected in the accompanying consolidated statements of operations for the year ended March 31, 2022.
(B) RSL Equity Incentive Plans
RSL has three equity incentives plans: the Roivant Sciences Ltd. 2021 Equity Incentive Plan (the “RSL 2021 EIP”), the Roivant Sciences Ltd. Amended and Restated 2015 Equity Incentive Plan (the “RSL 2015 EIP”), and the Roivant Sciences Ltd. Amended and Restated 2015 Restricted Stock Unit Plan (the “2015R Plan”) (collectively, the “RSL Equity Plans”). The RSL 2021 EIP was approved and adopted in connection with the Business Combination and became effective immediately prior to closing. Since the effective date of the RSL 2021 EIP, no further stock awards have been or will be made under the RSL 2015 EIP. Additionally, no further stock awards will be made under the 2015R Plan. As of March 31, 2022,
 69,300,000
of the Company’s
c
ommon
s
hares were reserved for issuance under the RSL 2021 EIP. The number of
c
ommon
s
hares reserved for issuance under the RSL 2021 EIP will automatically increase on April 1 of each year by an amount equal to the lesser of (i)
 5%

of the
c
ommon
s
hares outstanding as of the last day of the immediately preceding fiscal year and (ii) such number of
c
ommon
s
hares as determined by our board of directors in its discretion. The RSL 2021 EIP has a ten-year
term. The Company’s employees, directors, and consultants are eligible to receive incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock awards under the RSL 2021 EIP. At March 31, 2022, a total of
 59,373,756
c
ommon
s
hares were available for future grants under the RSL 2021 EIP.
All RSL
c
ommon
s
hares issuable on exercise of vested options or settlement of other equity instruments that were issued and outstanding as of the closing of the Business Combination were subject to a six-month
lock-up
period. The
lock-up
period expired on March 30, 2022.
Stock Options and Performance Stock Options
Activity for stock options and performance stock options under the RSL Equity Plans for the year ended March 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at March 31, 2021	69,687,308	$11.64	5.89
Granted	12,181,127	$9.76
Exercised	(101,436)	$4.06
Forfeited/Canceled	(1,402,095)	$11.86

Options outstanding at March 31, 2022	80,364,904	$11.37	5.50	$1,899

Options exercisable at March 31, 2022	39,236,351	$11.15	4.70	$1,456

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable options and the fair value of the Company’s
c
ommon
stock
at March 31, 2022. At March 31, 2022, total unrecognized compensation expense related to non-vested
stock options and performance stock options was approximately
$149.7
million and is expected to be recognized over a weighted-average period of approximately
 2.63 years.
At March 31, 2022 and 2021, there were 39,236,351 and 16,193,146 vested stock options and performance stock options, respectively. Vesting for performance stock options was subject to a liquidity event vesting requirement in addition to time-based service requirements. The liquidity event vesting requirement was met upon closing of the Business Combination on September 30, 2021.
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table. No performance stock options were granted during the years ended March 31, 2022 and 2021.

	Years Ended March 31,
Assumptions	2022	2021
Expected stock price volatility	81.70%	74.84%
Expected risk free interest rate	1.13%	0.43%
Expected term, in years	6.25	6.25
Expected dividend yield	—%	—%
Additional information regarding stock options and performance stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2022	2021
Intrinsic value of options exercised	$89	$—
Grant date fair value of options vested	$210,487	$25,711
Weighted-average grant date fair value per share of stock options granted	$6.85	$8.67
Restricted Stock Units and Performance Stock Units
Activity for restricted stock units and performance stock units under the RSL Equity Plans for the year ended March 31, 2022 is as follows:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2021	7,294,028	$11.86
Granted	20,948,227	$10.44
Vested	(5,111,550)	$11.60
Forfeited	(1,173,956)	$10.79

Non-vested balance at March 31, 2022	21,956,749	$10.63

The total fair value of restricted stock units and performance stock units vested during the year ended March 31, 2022 was $59.3 million. Vesting for both restricted stock units and performance stocks units was subject to a liquidity event vesting requirement. There were no vested restricted stock units or performance stock units at March 31, 2021 as the liquidity event vesting requirement was not met until the closing of the Business Combination on September 30, 2021. Restricted stock units vest upon the achievement of time-based service requirements. The vesting of performance stock units requires that certain performance conditions are achieved during the performance period and is subject to continued service requirements.
At March 31, 2022, total unrecognized compensation expense related to non-vested
restricted stock units and performance stock units was approximately $155.8 million. Unrecognized compensation expense relating to restricted stock units and performance stock units that are deemed probable of vesting is expected to be recognized over a weighted-average period of approximately 2.97 years.
Capped Value Appreciation Rights
March 2020 CVAR Grants
In March 2020, the Company granted capped value appreciation rights (“CVARs”) that will pay at settlement the excess in shares of (a) the lesser of (i) the fair market value of a
c
ommon
s
hare as of the settlement date or (ii) the cap of $12.68, over (b) the hurdle price of either $6.40 or $11.50, as applicable to each grant. On March 30, 2022, the Company amended the outstanding CVARs that were granted in March 2020. Pursuant to the amendment, in the event any CVARs have satisfied the time-based service and liquidity event vesting requirements (“service-vested CVARs”) but have not satisfied the applicable hurdle price on an applicable measurement date, then such CVARs will be deemed to remain outstanding and the applicable award holder will be provided the right to earn such CVARs if the hurdle price is satisfied on subsequent annual “hurdle measurement dates” prior to the original expiration date of the CVARs, being March 31, 2026. The “hurdle measurement dates” are March 30 of each of years 2023 through 2026. If the hurdle price is not satisfied on any such subsequent annual hurdle measurement date prior to the expiration date of the CVARs, then the CVARs will be forfeited in their entirety on the expiration date. This amendment was accounted for as a modification and resulted in an aggregate of approximately $16.9 million of incremental fair value. Incremental fair value associated with CVARs that do not require further service for vesting was recognized in full on March 30, 2022. The Company will recognize the incremental fair value for CVARs that require future service for vesting over the remaining requisite service period.
Activity

for CVARs under the RSL 2015 EIP for the year ended March 31, 2022 is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-service-vested CVARs balance at March 31, 2021	32,447,626	$0.72
Granted	—	$—
Service-vested	(18,213,910)	$1.22
Forfeited	(435,630)	$0.40

Non-service-vested CVARs balance at March 31, 2022	13,798,086	$1.25

At March 31, 2022, there were 18,213,910 service-vested CVARs. The hurdle price was not satisfied for these service-vested CVARs and as such they remain outstanding. The total fair value of CVARs that service-vested during the year ended March 31, 2022 was
 $22.3 million. There were no service-vested CVARs at March 31, 2021 as the liquidity event vesting requirement was not met until the closing of the Business Combination on September 30, 2021.
At March 31, 2022, total unrecognized compensation expense related to non-service-vested
CVARs was approximately $10.1 million and is expected to be recognized over a weighted-average period of approximately 1.74 years.
November 2021 CVAR Grants
In November 2021, the Company made
one-time
grants of 6,317,350 CVARs in the aggregate under the RSL 2021 EIP to eligible participants. The CVARs are eligible to vest based on the satisfaction of service-based and performance-based vesting requirements. The performance-based vesting requirement was achieved in December 2021. Vested CVARs will be settled in
c
ommon
s
hares, up to a specified cap price.
Activity for CVARs under the RSL 2021 EIP for the year ended March 31, 2022 is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2021	—	$—
Granted	6,317,350	$4.95
Forfeited	(32,100)	$4.71

Non-vested balance at March 31, 2022	6,285,250	$4.95

At March 31, 2022, total unrecognized compensation expense related to non-vested
CVARs was approximately $19.3 million and is expected to be recognized over a weighted-average period of approximately 3.13 years.
(C) Employee Stock Purchase Plan
In September 2021, the Company adopted the Roivant Sciences Ltd. Employee Stock Purchase Plan (the “RSL ESPP”), which provides for the granting of an option to purchase
c
ommon
s
hares of RSL to eligible employees, as defined by the RSL ESPP. As of March 31, 2022, the maximum number of
c
ommon
s
hares reserved and available for purchase under the RSL ESPP was
 13,900,000.
The total number of
c
ommon
s
hares available for purchase under the RSL ESPP will be increased annually on April 1 of each year during the term of the plan in an amount equal to the least of (i)
13,900,000
c
ommon
s
hares, (ii)

one
percent of the aggregate number of
c
ommon
s
hares outstanding (on a fully diluted basis) on the last day of the immediately preceding Company fiscal year and (iii) such lesser number of
c
ommon
s
hares as determined by the board of directors; provided that the maximum number of
c
ommon
s
hares that may be issued under the RSL ESPP during the term of the plan is
 147,447,650
c
ommon
s
hares.
(D) Subsidiary Equity Incentive Plans
Certain wholly owned and majority-owned or controlled subsidiaries of RSL adopt their own equity incentive plan (“EIP”). Each EIP is generally structured so that the applicable subsidiary, and its affiliates’ employees, directors, officers and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted share awards, restricted stock unit awards, and other share awards under their respective EIP. The Company recorded share-based compensation expense of $47.4 million and $29.1 million for the years ended March 31, 2022 and 2021, respectively, related to subsidiary EIPs. At March 31, 2022, total unrecognized compensation expense related to subsidiary EIPs was approximately $134.5 million.